Intangible Assets, Net - Schedule of estimated future amortization of intangible assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 63,224
2024	37,779
2025	15,346
2026	7,926
2027	7,926
Thereafter	17,047
Total	$ 149,248	$ 191,219